Victory Pioneer Short Term Income Fund Expense Example, No Redemption - Victory Pioneer Short Term Income Fund - Class C	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 101
Expense Example, No Redemption, 3 Years	315
Expense Example, No Redemption, 5 Years	552
Expense Example, No Redemption, 10 Years	$ 1,230